Equity and Other Equity Items - Summary of Shareholder's Equity and Short-term and Long-term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Statement [Line Items]
Toyota Motor Corporation shareholder's equity	¥ 23,404,547	¥ 20,618,888	¥ 19,907,100
Short-term and long-term debt	¥ 25,659,635	¥ 21,340,973	¥ 21,044,128